UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             TITLE OF     CUSIP       VALUE    SHARES     SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS                  (x$1000)   PRN  AMT   PRN CALL DSCRETN MANAGERS SOLE     SHARED   NONE
--------------------------------------------------------------------------------------------------------------------  -----------
AMYLIN PHARMACEUTICALS INC   COM          032346108      1,102     25,000     SH      SOLE     N/A    25,000
ARENA PHARMACEUTICALS INC    COM          040047102        323     27,000     SH      SOLE     N/A    27,000
ATHEROGENICS INC             COM          047439104      3,745    284,392     SH      SOLE     N/A   284,392
ATHEROGENICS INC             COM          047439104      1,487    112,900    PUT      SOLE     N/A   112,900
AVANIR PHARMACEUTICALS       CL A NEW     05348P401        157     22,668     SH      SOLE     N/A    22,668
CEPHALON INC                 COM          156708109      1,866     30,220     SH      SOLE     N/A    30,220
COLEY PHARMACEUTICAL GROUP   COM          19388P106      3,620    316,970     SH      SOLE     N/A   316,970
DENDREON CORP                COM          24823Q107      1,355    303,040     SH      SOLE     N/A   303,040
EMISPHERE TECHNOLOGIES INC   COM          291345106      4,274    505,743     SH      SOLE     N/A   505,743
IMCLONE SYSTEMS INC          COM          45245W109        765     27,000     SH      SOLE     N/A    27,000
NEUROCHEM INC                COM          64125K101        599     32,334     SH      SOLE     N/A    32,334
ONYX PHARMACEUTICALS INC     COM          683399109      2,164    125,153     SH      SOLE     N/A   125,153
RENOVIS INC                  COM          759885106      1,725    125,383     SH      SOLE     N/A   125,383
SPECTRUM PHARMACEUTICALS INC COM          84763A108      1,144    218,400     SH      SOLE     N/A   218,400
TELIK INC                    COM          87959M109        536     30,119     SH      SOLE     N/A    30,119

                                       15               24,862

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         15

Form 13F Information Table Value Total:         24,862
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE